UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00126

                 ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein
Growth and Income Fund
Portfolio of Investments
January 31, 2007 (unaudited)

Company                                           Shares       U.S. $ Value
--------------------------------------------   ------------   --------------
COMMON STOCKS - 96.6%
Finance - 28.3%
Banking - Money Center - 6.2%
The Bank of New York Co., Inc                     1,041,000   $   41,650,410
JPMorgan Chase & Co.                              4,048,300      206,179,919
Wachovia Corp.                                      650,000       36,725,000
                                                              --------------
                                                                 284,555,329
                                                              --------------
Banking - Regional - 5.6%
Bank of America Corp.                             2,381,200      125,203,496
Northern Trust Corp.                                680,800       41,358,600
Wells Fargo & Co.                                 2,274,600       81,703,632
Zions Bancorporation                                 84,200        7,141,844
                                                              --------------
                                                                 255,407,572
                                                              --------------
Brokerage & Money Management - 0.9%
Merrill Lynch & Co., Inc.                           429,300       40,165,308
                                                              --------------
Insurance - 10.3%
ACE, Ltd.                                         1,470,100       84,942,378
Allstate Corp.                                      777,100       46,750,336
American International Group, Inc.                2,831,500      193,816,175
Axis Capital Holdings Ltd.                        3,001,600       98,902,720
Hartford Financial Services Group, Inc.             323,700       30,722,367
Willis Group Holdings Ltd.                          428,900       17,524,854
                                                              --------------
                                                                 472,658,830
                                                              --------------
Miscellaneous - 3.8%
Citigroup, Inc.                                   3,136,200      172,898,706
                                                              --------------
Mortgage Banking - 1.5%
Federal National Mortgage Association             1,244,100       70,328,973
                                                              --------------
                                                               1,296,014,718
                                                              --------------
Health Care - 14.0%
Drugs - 5.5%
Eli Lilly & Co. (a)                               1,013,200       54,834,384
Merck & Co. Inc. (a)                                864,700       38,695,325
Schering-Plough Corp.                               726,800       18,170,000
Wyeth                                             2,879,800      142,290,918
                                                              --------------
                                                                 253,990,627
                                                              --------------
Medical Products - 1.0%
Alcon, Inc.                                         135,600       15,968,256
Becton Dickinson & Co.                              365,600       28,129,264
                                                              --------------
                                                                  44,097,520
                                                              --------------
Medical Services - 7.5%
Aetna, Inc.                                         544,300       22,947,688
Caremark Rx, Inc.                                   645,000       39,512,700
Medco Health Solutions, Inc. (b)                    723,600       42,844,356
UNITEDHEALTH GROUP, Inc.                          1,628,550       85,108,023
WellPoint, Inc. (a)(b)                            1,958,100      153,475,878
                                                              --------------
                                                                 343,888,645
                                                              --------------
                                                                 641,976,792
                                                              --------------


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

Consumer Staples - 11.6%
Beverages - 1.2%
PepsiCo, Inc.                                       829,200       54,097,008
                                                              --------------
Household Products - 4.1%
Procter & Gamble Co.                              2,878,100      186,702,347
                                                              --------------
Miscellaneous - 0.5%
Fortune Brands, Inc. (a)                            286,490       23,984,943
                                                              --------------
Retail - Food & Drug - 0.4%
CVS Corp.                                           290,900        9,788,785
Walgreen Co.                                        251,000       11,370,300
                                                              --------------
                                                                  21,159,085
                                                              --------------
Tobacco - 5.4%
Altria Group, Inc.                                1,389,200      121,402,188
Loews Corp.                                       1,248,900       54,277,194
Loews Corp. - Carolina Group                      1,044,700       71,603,738
                                                              --------------
                                                                 247,283,120
                                                              --------------
                                                                 533,226,503
                                                              --------------
Technology - 11.4%
Communication Equipment - 1.5%
Cisco Systems, Inc. (b)                           2,567,100       68,259,189
                                                              --------------
Computer Hardware/Storage - 4.8%
International Business Machines Corp.               641,700       63,624,555
Sun Microsystems, Inc. (b)                       23,784,800      157,931,072
                                                              --------------
                                                                 221,555,627
                                                              --------------
Computer Services - 0.7%
Accenture Ltd.-Class A                              310,700       11,728,925
Fiserv, Inc. (b)                                    415,000       21,816,550
                                                              --------------
                                                                  33,545,475
                                                              --------------
Internet Media - 0.5%
Yahoo! Inc. (b)                                     853,500       24,162,585
                                                              --------------
Miscellaneous - 0.2%
Molex, Inc.                                         219,600        6,454,044
                                                              --------------
Semiconductor Capital Equipment - 0.3%
Applied Materials, Inc. (a)                         653,600       11,588,328
                                                              --------------
Semiconductor Components - 0.3%
International Rectifier Corp. (b)                    18,500          772,005
NVIDIA Corp. (b)                                    379,800       11,640,870
                                                              --------------
                                                                  12,412,875
                                                              --------------
Software - 3.1%
Citrix Systems, Inc. (b)                            363,700       11,518,379
Microsoft Corp.                                   4,273,100      131,867,866
                                                              --------------
                                                                 143,386,245
                                                              --------------
                                                                 521,364,368
                                                              --------------


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

Consumer Services - 9.4%
Advertising - 0.4%
Omnicom Group, Inc.                                 154,300       16,232,360
                                                              --------------
Airlines - 0.1%
Southwest Airlines Co.                              426,200        6,435,620
                                                              --------------
Apparel - 0.1%
Nike, Inc.-Class B                                   71,000        7,015,510
                                                              --------------
Broadcasting & Cable - 7.0%
News Corp.-Class A                                5,626,000      130,804,500
Time Warner, Inc.                                 7,832,900      171,305,523
Viacom, Inc.-Class B (b)                            470,400       19,131,168
                                                              --------------
                                                                 321,241,191
                                                              --------------
Restaurants & Lodging - 1.7%
Hilton Hotels Corp.                                 676,700       23,948,413
McDonald's Corp.                                  1,173,900       52,062,465
                                                              --------------
                                                                  76,010,878
                                                              --------------
Retail - General Merchandise - 0.1%
Best Buy Co., Inc.                                   90,900        4,581,360
                                                              --------------
                                                                 431,516,919
                                                              --------------
Utilities - 6.3%
Electric & Gas Utility - 1.5%
The AES Corp. (b)                                 1,588,300       33,020,757
FirstEnergy Corp.                                   457,800       27,161,274
Xcel Energy, Inc. (a)                               307,100        7,164,643
                                                              --------------
                                                                  67,346,674
                                                              --------------
Telephone Utility - 4.8%
AT&T, Inc.                                        3,739,600      140,721,148
Citizens Communications Co.                         149,400        2,190,204
Verizon Communications, Inc.                      2,073,100       79,855,812
                                                              --------------
                                                                 222,767,164
                                                              --------------
                                                                 290,113,838
                                                              --------------
Energy - 6.2%
Domestic Producers - 0.9%
Noble Energy, Inc. (a)                              726,100       38,781,001
                                                              --------------
International - 4.3%
Chevron Corp.                                     1,081,100       78,790,568
Exxon Mobil Corp. (a)                             1,622,700      120,242,070
                                                              --------------
                                                                 199,032,638
                                                              --------------
Oil Service - 1.0%
Baker Hughes, Inc.                                  152,400       10,520,172
BJ Services Co.                                     189,100        5,230,506
Nabors Industries Ltd. (a)(b)                       922,100       27,921,188
                                                              --------------
                                                                  43,671,866
                                                              --------------
                                                                 281,485,505
                                                              --------------
Capital Goods - 6.0%
Electrical Equipment - 3.0%
Emerson Electric Co.                              3,027,200      136,133,184
                                                              --------------
Miscellaneous - 3.0%
General Electric Co.                              2,719,200       98,027,160
United Technologies Corp.                           593,200       40,349,464
                                                              --------------
                                                                 138,376,624
                                                              --------------
                                                                 274,509,808
                                                              --------------


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

Basic Industry - 1.9%
Chemicals - 1.9%
Air Products & Chemicals, Inc.                    1,169,000       87,277,540
                                                              --------------
Multi-Industry Companies - 0.9%
Honeywell International, Inc.                       942,000       43,039,980
                                                              --------------
Transportation - 0.6%
Air Freight - 0.6%
United Parcel Service, Inc.-Class B (a)             373,400       26,989,352
                                                              --------------
Total Common Stocks
   (cost $3,415,920,561)                                       4,427,515,323
                                                              --------------

                                                Principal
                                                 Amount
                                                  (000)
                                               ------------

SHORT-TERM INVESTMENTS - 3.6%

Time Deposit - 3.6%

AllianceBernstein Fixed-Income Shares,
   Inc. - Government STIF Portfolio
   5.21%, 12/31/49
   (cost $163,063,722)                         $    163,064      163,063,722
                                                              --------------

                                                  Shares
                                               ------------
Total Investments Before Security Lending
Collateral - 100.2%
   (cost $3,578,984,283)                                       4,590,579,045
                                                              --------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED - 2.5%
Short-Terms - 2.5%
UBS Private Money Market Fund, LLC
   (cost $115,481,485)                          115,481,485     115,481,485
                                                              --------------
Total Investments - 102.7%
   (cost $3,694,465,768)                                       4,706,060,530
                                                              --------------
Other assets less liabilities - (2.7)%                          (125,146,078)
                                                              --------------
Net Assets - 100.0%                                           $4,580,914,452
                                                              --------------

(a)  Represents entire or partial securities out on loan.

(b)  Non-income producing security.


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

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: March 26, 2007


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